                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               -----------------
Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Voyageur Asset Management Inc
            ------------------------------------------
Address:    90 South Seventh Street, Suite 4300
            ------------------------------------------
            Minneapolis, MN 55402
            ------------------------------------------

            ------------------------------------------


Form 13F File Number: 28-
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John G. Taft
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (612) 376-7040
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ John G. Taft       Minneapolis, Minnesota                  February 14, 2000
---------------------  --------------------------------------  ---------------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

          Number of Other Included Managers:        None
          Form 13F Information Table Entry Total:   133
          Form 13F Information Table Value Total:   $909,313 (in thousands)

          List of Other Included Managers:          None

FORM 13F

As/of December 31, 2000

Name of Reporting Manager:  Voyageur Asset Management Inc

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                Item 7:

Item 1:                      Item 2:         Item 3:     Item 4:    Item 5:             (b) Shared (c) Shared  Managers
Name of Issuer               Title of Class   CUSIP    Fair Market Shares of  (a) Sole  as defined     Other   See Instr.
                                             Number       Value    Principal            in Instr. V            V
                                                         (x$1000)     Amt.
----------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications       -Common Stock  000886101     1,528     84,300        X
----------------------------------------------------------------------------------------------------------------------------
Abbott Labs                  -Common Stock  002824100    23,317    481,368        X
----------------------------------------------------------------------------------------------------------------------------
Acxiom Corp                  -Common Stock  005125109     1,635     42,000        X
----------------------------------------------------------------------------------------------------------------------------
Advent Software              -Common Stock  007974108       803     20,050        X
----------------------------------------------------------------------------------------------------------------------------
AES Corporation              -Common Stock  00130H105    25,111    453,465        X
----------------------------------------------------------------------------------------------------------------------------
Aflac Inc                    -Common Stock  001055102    23,071    319,595        X
----------------------------------------------------------------------------------------------------------------------------
Albertsons Inc               -Common Stock   13104104     1,067     40,250        X
----------------------------------------------------------------------------------------------------------------------------
Altera Corporation           -Common Stock   21441100     1,018     38,700        X
----------------------------------------------------------------------------------------------------------------------------
American Express             -Common Stock  025816109       426      7,750        X
----------------------------------------------------------------------------------------------------------------------------
American Home Products       -Common Stock   26609107       203      3,200        X
----------------------------------------------------------------------------------------------------------------------------
American International Group -Common Stock  026874107    23,195    235,333        X
----------------------------------------------------------------------------------------------------------------------------
Amgen Inc                    -Common Stock   31162100       714     11,170        X
----------------------------------------------------------------------------------------------------------------------------
Anheuser Busch               -Common Stock  035229103       836     18,368        X
----------------------------------------------------------------------------------------------------------------------------
Apogent Technologies Inc.    -Common Stock  87114F106     1,210     59,000        X
----------------------------------------------------------------------------------------------------------------------------
Aptar Group Inc              -Common Stock   38336103       811     27,600        X
----------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing    -Common Stock   53015103       593      9,365        X
----------------------------------------------------------------------------------------------------------------------------
Bemis                        -Common Stock  081437105     3,877    115,526        X
----------------------------------------------------------------------------------------------------------------------------
Best Buy Company Inc         -Common Stock  086516101       839     28,375        X
----------------------------------------------------------------------------------------------------------------------------
Biogen Inc                   -Common Stock  090597105       643     10,700        X
----------------------------------------------------------------------------------------------------------------------------
Biomet Inc                   -Common Stock  090613100     1,625     40,950        X
----------------------------------------------------------------------------------------------------------------------------
Bristol Meyers               -Common Stock  110122108    17,372    234,956        X
----------------------------------------------------------------------------------------------------------------------------
Brown Forman Corp Cl A       -Common Stock  115637100       471      7,053        X
----------------------------------------------------------------------------------------------------------------------------
Cardinal Health              -Common Stock  14149Y108    26,420    265,199        X
----------------------------------------------------------------------------------------------------------------------------
Carnival Corporation         -Common Stock  143658102    14,855    482,115        X
----------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp      -Common Stock  148867104     1,262     32,400        X
----------------------------------------------------------------------------------------------------------------------------
CDW Computer Centers Inc     -Common Stock  125129106       842     30,200        X
----------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp    -Common Stock  172062101       363      9,172        X
----------------------------------------------------------------------------------------------------------------------------
Cintas corp                  -Common Stock  172908105    22,584    424,608        X
----------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.           -Common Stock  17275R102    17,618    460,614        X
----------------------------------------------------------------------------------------------------------------------------
Comdisco Inc                 -Common Stock  200336105       625     54,600        X
----------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp.      -Common Stock  205363104    14,182    235,870        X
----------------------------------------------------------------------------------------------------------------------------
Conagra Foods Inc            -Common Stock  205887102     1,933     74,328        X
----------------------------------------------------------------------------------------------------------------------------
Concord EFS Inc.             -Common Stock  206197105    35,358    804,723        X
----------------------------------------------------------------------------------------------------------------------------
Conoco Inc - Cl A            -Common Stock  208251306       530     18,500        X
----------------------------------------------------------------------------------------------------------------------------
Convergys Corp.              -Common Stock  212485106     1,468     32,400        X
----------------------------------------------------------------------------------------------------------------------------
Corning Inc.                 -Common Stock  219350105    10,190    192,953        X
----------------------------------------------------------------------------------------------------------------------------
CVS Corporation              -Common Stock  126650100       474      7,900        X
----------------------------------------------------------------------------------------------------------------------------
Danaher Corporation          -Common Stock  235851102    19,172    280,390        X
----------------------------------------------------------------------------------------------------------------------------
Dover Corp                   -Common Stock  260003108       260      6,400        X
----------------------------------------------------------------------------------------------------------------------------
DST Systems Inc              -Common Stock  233326107     1,199     17,900        X
----------------------------------------------------------------------------------------------------------------------------
Duke Energy Corporation      -Common Stock  264399106       337      3,950        X
----------------------------------------------------------------------------------------------------------------------------
Ecolab Inc                   -Common Stock  278865100    15,979    369,978        X
----------------------------------------------------------------------------------------------------------------------------
EMC Corp./ Mass              -Common Stock  268648102    21,897    329,281        X
----------------------------------------------------------------------------------------------------------------------------
Emerson Electric             -Common Stock  291011104     6,255     79,367        X
----------------------------------------------------------------------------------------------------------------------------
Enron Corporation            -Common Stock  293561106       416      5,000        X
----------------------------------------------------------------------------------------------------------------------------
Ericsson L M Tel Co SP ADR   -Common Stock  294821400       143     12,800        X
----------------------------------------------------------------------------------------------------------------------------
Expeditors Intl Wash Inc     -Common Stock  302130109     1,836     34,200        X
----------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corporation      -Common Stock  302290101     1,543     17,748        X
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae                   -Common Stock  313586109    19,780    228,015        X
----------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp          -Common Stock  316773100       425      7,105        X
----------------------------------------------------------------------------------------------------------------------------
Four Seasons Hotels Inc.     -Common Stock  35100E104       923     14,500        X
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac                  -Common Stock  313400301     1,722     25,000        X
----------------------------------------------------------------------------------------------------------------------------
Gannett Company              -Common Stock  364730101     4,487     71,151        X
----------------------------------------------------------------------------------------------------------------------------
General Electric Co          -Common Stock  369604103    20,740    432,636        X
----------------------------------------------------------------------------------------------------------------------------
Gentex Corp                  -Common Stock  371901109     1,644     88,285        X
----------------------------------------------------------------------------------------------------------------------------
Genuine Parts                -Common Stock  372460105     3,165    120,853        X
----------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Inc          -Common Stk P0 412822108    17,397    437,655        X
----------------------------------------------------------------------------------------------------------------------------
Health Mgmt Assoc            -Common Stock  421933102     1,803     86,900        X
----------------------------------------------------------------------------------------------------------------------------
Hewlett Packard              -Common Stock  428236103     3,208    101,628        X
----------------------------------------------------------------------------------------------------------------------------
Home Depot Inc               -Common Stock  437076102    10,053    220,039        X
----------------------------------------------------------------------------------------------------------------------------
Honeywell International Inc  -Common Stock  438516106       409      8,650        X
----------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works          -Common Stock  452308109    15,805    265,355        X
----------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co            -Common Stock  456866102       419     10,000        X
----------------------------------------------------------------------------------------------------------------------------
Intel Corp                   -Common Stock  458140100     3,660    121,739        X
----------------------------------------------------------------------------------------------------------------------------
Intl Business Machines       -Common Stock  459200101       281      3,300        X
----------------------------------------------------------------------------------------------------------------------------
Interpublic Group Co         -Common Stock  460690100       379      8,900        X
----------------------------------------------------------------------------------------------------------------------------
Jabil Circuit Inc            -Common Stock  466313103    10,944    431,300        X
----------------------------------------------------------------------------------------------------------------------------
Jefferson Pilot              -Common Stock  493267108     4,865     65,090        X
----------------------------------------------------------------------------------------------------------------------------
Johnson Control Inc          -Common Stock  478366107       775     14,900        X
----------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson Co.        -Common Stock  478160104    18,525    176,320        X
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------
                                       Item 8:

                                 Voting Authority (Shares)
----------------------------------------------------------

                              (a) Sole (b) Shared (c) None
----------------------------------------------------------
ADC Telecommunications         59,700   -          24,600
----------------------------------------------------------
Abbott Labs                   103,043   -         378,325
----------------------------------------------------------
Acxiom Corp                     7,000   -          35,000
----------------------------------------------------------
Advent Software                 3,050   -          17,000
----------------------------------------------------------
AES Corporation               355,415   -          98,050
----------------------------------------------------------
Aflac Inc                     266,996   -          52,599
----------------------------------------------------------
Albertsons Inc                 13,905   -          26,345
----------------------------------------------------------
Altera Corporation              6,700   -          32,000
----------------------------------------------------------
American Express                6,750   -           1,000
----------------------------------------------------------
American Home Products          3,200   -               0
----------------------------------------------------------
American International Group  174,462   -          60,871
----------------------------------------------------------
Amgen Inc                      11,170   -               0
----------------------------------------------------------
Anheuser Busch                 15,868   -           2,500
----------------------------------------------------------
Apogent Technologies Inc.       9,000   -          50,000
----------------------------------------------------------
Aptar Group Inc                 4,600   -          23,000
----------------------------------------------------------
Automatic Data Processing         565   -           8,800
----------------------------------------------------------
Bemis                          92,691   -          22,835
----------------------------------------------------------
Best Buy Company Inc            3,375   -          25,000
----------------------------------------------------------
Biogen Inc                      1,700   -           9,000
----------------------------------------------------------
Biomet Inc                      6,950   -          34,000
----------------------------------------------------------
Bristol Meyers                193,141   -          41,815
----------------------------------------------------------
Brown Forman Corp Cl A          7,053   -               0
----------------------------------------------------------
Cardinal Health               209,905   -          55,294
----------------------------------------------------------
Carnival Corporation          380,785   -         101,330
----------------------------------------------------------
Catalina Marketing Corp         5,400   -          27,000
----------------------------------------------------------
CDW Computer Centers Inc        5,200   -          25,000
----------------------------------------------------------
Cincinnati Financial Corp       9,172   -               0
----------------------------------------------------------
Cintas corp                   301,488   -         123,120
----------------------------------------------------------
Cisco Systems Inc.            328,415   -         132,199
----------------------------------------------------------
Comdisco Inc                    9,600   -          45,000
----------------------------------------------------------
Computer Sciences Corp.       201,050   -          34,820
----------------------------------------------------------
Conagra Foods Inc              21,258   -          53,070
----------------------------------------------------------
Concord EFS Inc.              596,220   -         208,503
----------------------------------------------------------
Conoco Inc - Cl A              15,000   -           3,500
----------------------------------------------------------
Convergys Corp.                 5,400   -          27,000
----------------------------------------------------------
Corning Inc.                  151,753   -          41,200
----------------------------------------------------------
CVS Corporation                 6,900   -           1,000
----------------------------------------------------------
Danaher Corporation           204,300   -          76,090
----------------------------------------------------------
Dover Corp                      6,400   -               0
----------------------------------------------------------
DST Systems Inc                 2,900   -          15,000
----------------------------------------------------------
Duke Energy Corporation         3,450   -             500
----------------------------------------------------------
Ecolab Inc                    288,933   -          81,045
----------------------------------------------------------
EMC Corp./ Mass               223,661   -         105,620
----------------------------------------------------------
Emerson Electric               57,227   -          22,140
----------------------------------------------------------
Enron Corporation               5,000   -               0
----------------------------------------------------------
Ericsson L M Tel Co SP ADR     12,800   -               0
----------------------------------------------------------
Expeditors Intl Wash Inc        5,200   -          29,000
----------------------------------------------------------
Exxon Mobil Corporation        11,348   -           6,400
----------------------------------------------------------
Fannie Mae                    175,890   -          52,125
----------------------------------------------------------
Fifth Third Bancorp             5,080   -           2,025
----------------------------------------------------------
Four Seasons Hotels Inc.        2,500   -          12,000
----------------------------------------------------------
Freddie Mac                    14,600   -          10,400
----------------------------------------------------------
Gannett Company                51,376   -          19,775
----------------------------------------------------------
General Electric Co           337,996   -          94,640
----------------------------------------------------------
Gentex Corp                    27,465   -          60,820
----------------------------------------------------------
Genuine Parts                  90,608   -          30,245
----------------------------------------------------------
Harley-Davidson Inc           316,480   -         121,175
----------------------------------------------------------
Health Mgmt Assoc              21,900   -          65,000
----------------------------------------------------------
Hewlett Packard                71,068   -          30,560
----------------------------------------------------------
Home Depot Inc                184,039   -          36,000
----------------------------------------------------------
Honeywell International Inc     6,750   -           1,900
----------------------------------------------------------
Illinois Tool Works           209,340   -          56,015
----------------------------------------------------------
Ingersoll-Rand Co               7,300   -           2,700
----------------------------------------------------------
Intel Corp                     92,889   -          28,850
----------------------------------------------------------
Intl Business Machines          2,700   -             600
----------------------------------------------------------
Interpublic Group Co            7,800   -           1,100
----------------------------------------------------------
Jabil Circuit Inc             316,730   -         114,570
----------------------------------------------------------
Jefferson Pilot                46,235   -          18,855
----------------------------------------------------------
Johnson Control Inc             6,300   -           8,600
----------------------------------------------------------
Johnson & Johnson Co.         143,220   -          33,100
----------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Keycorp - New                   -Common Stock  493267108     3,557        127,035        X
-----------------------------------------------------------------------------------------------------------------------
Kohls Corporation               -Common Stock  500255104    21,584        353,840        X
-----------------------------------------------------------------------------------------------------------------------
Linear Technology Corp          -Common Stock  535678106       870         18,800        X
-----------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc         -Common Stock  549463107       102          7,580        X
-----------------------------------------------------------------------------------------------------------------------
MBNA Corporation                -Common Stock  55262L100    14,732        398,817        X
-----------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp         -Common Stock  56501R106       394         12,559        X
-----------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos Inc        -Common Stock  571748102    15,371        131,375        X
-----------------------------------------------------------------------------------------------------------------------
McDonalds Corp                  -Common Stock  580135101     5,049        148,505        X
-----------------------------------------------------------------------------------------------------------------------
Medtronic Inc                   -Common Stock  585055106    26,624        440,976        X
-----------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp           -Common Stock  58551A108    20,550        417,785        X
-----------------------------------------------------------------------------------------------------------------------
The Men's Warehouse             -Common Stock  587118100     1,360         49,900        X
-----------------------------------------------------------------------------------------------------------------------
Merck & Co                      -Common Stock  589331107    23,120        246,944        X
-----------------------------------------------------------------------------------------------------------------------
Micrel Inc                      -Common Stock  594793101       559         16,600        X
-----------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc        -Common Stock  595017104     1,304         59,450        X
-----------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                 -Common Stock  594918104     9,787        225,639        X
-----------------------------------------------------------------------------------------------------------------------
Motorola Inc                    -Common Stock  620076109       427         21,100        X
-----------------------------------------------------------------------------------------------------------------------
Nationwide Financial Service A  -Common Stock  638612101       917         19,300        X
-----------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid Inc           -Common Stock  651229106       848         37,291        X
-----------------------------------------------------------------------------------------------------------------------
Northern Trust corp             -Common Stock  665859104     3,230         39,600        X
-----------------------------------------------------------------------------------------------------------------------
Omnicare Inc                    -Common Stock  681904108     2,050         94,800        X
-----------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc              -Common Stock  681919106    19,912        240,265        X
-----------------------------------------------------------------------------------------------------------------------
Oracle Systems Corporation      -Common Stock  68389X105    18,298        629,600        x
-----------------------------------------------------------------------------------------------------------------------
Orthodontic Centers of America  -Common Stock  68750P103     1,181         37,800        x
-----------------------------------------------------------------------------------------------------------------------
Paychex Inc                     -Common Stock  704326107    26,774        550,625        X
-----------------------------------------------------------------------------------------------------------------------
Pepsico Inc                     -Common Stock  713448108       753         15,183        X
-----------------------------------------------------------------------------------------------------------------------
Pfizer Inc                      -Common Stock  717081103     1,720         37,400        X
-----------------------------------------------------------------------------------------------------------------------
Pharmacia Corp                  -Common Stock  71713U102       495          8,115        X
-----------------------------------------------------------------------------------------------------------------------
Philip Morris                   -Common Stock  718154107       246          5,600        X
-----------------------------------------------------------------------------------------------------------------------
Pitney Bowes                    -Common Stock  724479100     3,115         94,030        X
-----------------------------------------------------------------------------------------------------------------------
Plantronics Inc                 -Common Stock  727493108     1,382         29,400        X
-----------------------------------------------------------------------------------------------------------------------
Power-One Inc.                  -Common Stock  739308104       609         15,500        X
-----------------------------------------------------------------------------------------------------------------------
Procter & Gamble                -Common Stock  742718109       235          3,000        X
-----------------------------------------------------------------------------------------------------------------------
Providian Financial Corp.       -Common Stock  74406A102    15,017        261,165        X
-----------------------------------------------------------------------------------------------------------------------
Roper Industries Inc            -Common Stock  776696106       942         28,500        X
-----------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum           -Common Stk P2 780257804     4,237         69,953        X
-----------------------------------------------------------------------------------------------------------------------
Sanmina Corp                    -Common Stock  800907107     1,096         14,300        X
-----------------------------------------------------------------------------------------------------------------------
Sawtek Incorporated             -Common Stock  805468105       670         14,500        X
-----------------------------------------------------------------------------------------------------------------------
SBC Communications Inc          -Common Stock  803111103       259          5,417        X
-----------------------------------------------------------------------------------------------------------------------
Schering Plough Corp.           -Common Stock  806605101     5,939        104,647        X
-----------------------------------------------------------------------------------------------------------------------
Schlumberger LTd                -Common Stock  806857108       286          3,584        X
-----------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp           -Common Stock  808513105       430         15,150        X
-----------------------------------------------------------------------------------------------------------------------
SCI Systems Inc                 -Common Stock  783890106       554         21,000        X
-----------------------------------------------------------------------------------------------------------------------
Shell Trans & Trading PLC NY    -Common Stock  822703609     4,448         90,081        X
-----------------------------------------------------------------------------------------------------------------------
Sherwin Williams                -Common Stock  824348106     4,986        189,489        X
-----------------------------------------------------------------------------------------------------------------------
Solectron Corporation           -Common Stock  834182107    20,923        617,192        X
-----------------------------------------------------------------------------------------------------------------------
Southtrust Corporation          -Common Stock  844730101     5,590        137,399        X
-----------------------------------------------------------------------------------------------------------------------
Sun Microsystems                -Common Stock  866810104    14,857        532,970        X
-----------------------------------------------------------------------------------------------------------------------
Suntrust Banks                  -Common Stock  867914103     1,726         27,400        X
-----------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties       -Common Stock  871142105       332         19,666        X
-----------------------------------------------------------------------------------------------------------------------
Symbol Technologies Inc         -Common Stock  871508107     1,440         40,000        X
-----------------------------------------------------------------------------------------------------------------------
Sysco Corporation               -Common Stock  871829107    38,725      1,290,829        X
-----------------------------------------------------------------------------------------------------------------------
Target Corporation              -Common Stk P0 87612E106       601         18,622        X
-----------------------------------------------------------------------------------------------------------------------
Tellabs Inc                     -Common Stk P0 879664100    16,447        291,090        X
-----------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc           -Common Stock  882508104       507         10,700        X
-----------------------------------------------------------------------------------------------------------------------
Tower Automotive Inc            -Common Stock  891707101     1,257        139,700        X
-----------------------------------------------------------------------------------------------------------------------
Tribune Company                 -Common Stock  896047107       718         17,000        X
-----------------------------------------------------------------------------------------------------------------------
Tyco International ltd          -Common Stock  902124106    17,084        307,820        X
-----------------------------------------------------------------------------------------------------------------------
USX Marathon Group              -Common Stock  902905827       258          9,300        X
-----------------------------------------------------------------------------------------------------------------------
Verizon Communications          -Common Stock  92343V104     1,970         39,299        X
-----------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp      -Common Stock  928497106       874         15,800        X
-----------------------------------------------------------------------------------------------------------------------
Walgreen Co                     -Common Stock  931422109    23,813        569,520        X
-----------------------------------------------------------------------------------------------------------------------
Walmart Stores                  -Common Stock  931142103     4,535         85,372        X
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Company             -Common Stock  949746101     1,298         23,300        X
-----------------------------------------------------------------------------------------------------------------------
Worldcom Inc                    -Common Stock  98157D106       340         24,150        X
-----------------------------------------------------------------------------------------------------------------------
Wm Wrigley Jr Co                -Common Stock  982526105       489          5,100        X
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------
Keycorp - New                     72,880      -              54,155
--------------------------------------------------------------------
Kohls Corporation                272,925      -              80,915
--------------------------------------------------------------------
Linear Technology Corp            18,800      -                   0
--------------------------------------------------------------------
Lucent Technologies Inc            1,100      -               6,480
--------------------------------------------------------------------
MBNA Corporation                 283,767      -             115,050
--------------------------------------------------------------------
Manulife Financial Corp           12,559      -                   0
--------------------------------------------------------------------
Marsh & McLennan Cos Inc         102,020      -              29,355
--------------------------------------------------------------------
McDonalds Corp                   102,710      -              45,795
--------------------------------------------------------------------
Medtronic Inc                    344,249      -              96,727
--------------------------------------------------------------------
Mellon Financial Corp            329,595      -              88,190
--------------------------------------------------------------------
The Men's Warehouse                7,900      -              42,000
--------------------------------------------------------------------
Merck & Co                       196,239      -              50,705
--------------------------------------------------------------------
Micrel Inc                         2,600      -              14,000
--------------------------------------------------------------------
Microchip Technology Inc          10,450      -              49,000
--------------------------------------------------------------------
Microsoft Corp.                  189,119      -              36,520
--------------------------------------------------------------------
Motorola Inc                      15,800      -               5,300
--------------------------------------------------------------------
Nationwide Financial Service A     3,300      -              16,000
--------------------------------------------------------------------
Newell Rubbermaid Inc             13,956      -              23,335
--------------------------------------------------------------------
Northern Trust corp               20,400      -              19,200
--------------------------------------------------------------------
Omnicare Inc                      14,800      -              80,000
--------------------------------------------------------------------
Omnicom Group, Inc               178,400      -              61,865
--------------------------------------------------------------------
Oracle Systems Corporation       512,594                    117,006
--------------------------------------------------------------------
Orthodontic Centers of America     5,800                     32,000
--------------------------------------------------------------------
Paychex Inc                      408,892                    141,733
--------------------------------------------------------------------
Pepsico Inc                       13,083      -               2,100
--------------------------------------------------------------------
Pfizer Inc                         6,000      -              31,400
--------------------------------------------------------------------
Pharmacia Corp                     8,115      -                   0
--------------------------------------------------------------------
Philip Morris                      5,600      -                   0
--------------------------------------------------------------------
Pitney Bowes                      54,750      -              39,280
--------------------------------------------------------------------
Plantronics Inc                    5,400      -              24,000
--------------------------------------------------------------------
Power-One Inc.                     2,500      -              13,000
--------------------------------------------------------------------
Procter & Gamble                   3,000      -                   0
--------------------------------------------------------------------
Providian Financial Corp.        210,025      -              51,140
--------------------------------------------------------------------
Roper Industries Inc               4,500      -              24,000
--------------------------------------------------------------------
Royal Dutch Petroleum             50,413      -              19,540
--------------------------------------------------------------------
Sanmina Corp                       2,300      -              12,000
--------------------------------------------------------------------
Sawtek Incorporated                2,500      -              12,000
--------------------------------------------------------------------
SBC Communications Inc             5,417      -                   0
--------------------------------------------------------------------
Schering Plough Corp.             73,832      -              30,815
--------------------------------------------------------------------
Schlumberger LTd                   3,584      -                   0
--------------------------------------------------------------------
Schwab (Charles) Corp             15,150      -                   0
--------------------------------------------------------------------
SCI Systems Inc                    5,000      -              16,000
--------------------------------------------------------------------
Shell Trans & Trading PLC NY      63,851      -              26,230
--------------------------------------------------------------------
Sherwin Williams                 138,024      -              51,465
--------------------------------------------------------------------
Solectron Corporation            488,702      -             128,490
--------------------------------------------------------------------
Southtrust Corporation            98,399      -              39,000
--------------------------------------------------------------------
Sun Microsystems                 402,900      -             130,070
--------------------------------------------------------------------
Suntrust Banks                    27,000      -                 400
--------------------------------------------------------------------
Sybron Dental Specialties          3,000      -              16,666
--------------------------------------------------------------------
Symbol Technologies Inc            6,000      -              34,000
--------------------------------------------------------------------
Sysco Corporation                980,195      -             310,634
--------------------------------------------------------------------
Target Corporation                14,222      -               4,400
--------------------------------------------------------------------
Tellabs Inc                      214,450      -              76,640
--------------------------------------------------------------------
Texas Instruments Inc              8,100                      2,600
--------------------------------------------------------------------
Tower Automotive Inc              19,700                    120,000
--------------------------------------------------------------------
Tribune Company                   17,000                          0
--------------------------------------------------------------------
Tyco International ltd           254,810                     53,010
--------------------------------------------------------------------
USX Marathon Group                 8,100      -               1,200
--------------------------------------------------------------------
Verizon Communications            38,499      -                 800
--------------------------------------------------------------------
Vitesse Semiconductor Corp         3,300      -              12,500
--------------------------------------------------------------------
Walgreen Co                      430,920      -             138,600
--------------------------------------------------------------------
Walmart Stores                    60,792      -              24,580
--------------------------------------------------------------------
Wells Fargo Company                    0      -              23,300
--------------------------------------------------------------------
Worldcom Inc                      18,450      -               5,700
--------------------------------------------------------------------
Wm Wrigley Jr Co                   5,100      -                   0
--------------------------------------------------------------------